UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ballentine Finn & Co., Inc.
Address: 55 Mill Street
         P.O. Box 1860
         Wolfeboro, NH  03894

13F File Number:  28-12011

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roy C. Ballentine
Title:     President
Phone:     603-569-1717

Signature, Place, and Date of Signing:

     Roy C. Ballentine     Wolfeboro, NH     November 21, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $230,998 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    14432      176 SH       SOLE                        0        0      176
CELL THERAPEUTICS INC          COM              150934107       57    20000 SH       SOLE                        0        0    20000
CHUBB CORP                     COM              171232101     3064    34214 SH       SOLE                        0        0    34214
CISCO SYS INC                  COM              17275R102      185    10325 SH       SOLE                        0        0    10325
COLT TELECOM GROUP PLC         SPONSORED ADR    196877104      184    44680 SH       SOLE                        0        0    44680
COLT TELECOM GROUP PLC         SPONSORED ADR    196877104      306   288338 SH       SOLE                        0        0   288338
CONOCOPHILLIPS                 COM              20825C104      384     5492 SH       SOLE                        0        0     5492
GENERAL ELEC CO                COM              369604103      562    16700 SH       SOLE                        0        0    16700
GENESYS S A                    SP ADR REP 1/2   37185M100       84    55239 SH       SOLE                        0        0    55239
INTEL CORP                     COM              458140100      380    15408 SH       SOLE                        0        0    15408
INVESTMENT TECHNOLOGY GRP NE   COM              46145F105     1363    46044 SH       SOLE                        0        0    46044
ISHARES TR                     MSCI EAFE IDX    464287465    45139   776927 SH       SOLE                        0        0   776927
ISHARES TR                     DJ SEL DIV INX   464287168      295     4740 SH       SOLE                        0        0     4740
ISHARES TR                     LEHMAN AGG BND   464287226      373     3675 SH       SOLE                        0        0     3675
ISHARES TR                     US TIPS BD FD    464287176      514     4887 SH       SOLE                        0        0     4887
ISHARES TR                     MSCI EMERG MKT   464287234      456     5370 SH       SOLE                        0        0     5370
ISHARES TR                     RUSL 2000 GROW   464287648      463     6730 SH       SOLE                        0        0     6730
ISHARES TR                     S&P SMLCP VALU   464287879     9893   154828 SH       SOLE                        0        0   154828
ISHARES TR                     S&P SMLCAP 600   464287804    13853   239833 SH       SOLE                        0        0   239833
ISHARES TR                     S&P 500 INDEX    464287200    16643   135313 SH       SOLE                        0        0   135313
ISHARES TR                     S&P500/BAR VAL   464287408      510     7958 SH       SOLE                        0        0     7958
ISHARES TR                     RUSSELL1000GRW   464287614     5678   113951 SH       SOLE                        0        0   113951
ISHARES TR                     RUSL 2000 VALU   464287630      947    14361 SH       SOLE                        0        0    14361
ISHARES TR                     RUSSELL 2000     464287655     3924    59103 SH       SOLE                        0        0    59103
ISHARES TR                     RUSSELL 1000     464287622    14536   217307 SH       SOLE                        0        0   217307
ISHARES TR                     RUSSELL1000VAL   464287598    19244   279542 SH       SOLE                        0        0   279542
JOHNSON & JOHNSON              COM              478160104      210     3320 SH       SOLE                        0        0     3320
LATIN AMER EQUITY FD INC NEW   COM              51827Q106      256     8257 SH       SOLE                        0        0     8257
LEXAR MEDIA INC                COM              52886P104       89    14000 SH       SOLE                        0        0    14000
LIMITED BRANDS INC             COM              532716107      892    43649 SH       SOLE                        0        0    43649
MBNA CORP                      COM              55262L100      216     8750 SH       SOLE                        0        0     8750
MIDCAP SPDR TR                 UNIT SER 1       595635103     1876    14330 SH       SOLE                        0        0    14330
NASDAQ 100 TR                  UNIT SER 1       631100104     2050    51950 SH       SOLE                        0        0    51950
NOVARTIS A G                   SPONSORED ADR    66987V109      229     4490 SH       SOLE                        0        0     4490
PAYCHEX INC                    COM              704326107     3565    96110 SH       SOLE                        0        0    96110
PFIZER INC                     COM              717081103     5310   212673 SH       SOLE                        0        0   212673
PROCTER & GAMBLE CO            COM              742718109      236     3968 SH       SOLE                        0        0     3968
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803      807    38615 SH       SOLE                        0        0    38615
SPDR TR                        UNIT SER 1       78462F103    59002   479537 SH       SOLE                        0        0   479537
STANLEY WKS                    COM              854616109     1558    33372 SH       SOLE                        0        0    33372
VANGUARD INDEX TR              REIT VIPERS      922908553     1233    20393 SH       SOLE                        0        0    20393